Stockholders' Equity - Common stock (Details) - USD ($)						2 Months Ended	3 Months Ended		4 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended		16 Months Ended	19 Months Ended
	Mar. 08, 2024	Sep. 09, 2022	Aug. 02, 2022	May 16, 2022	Jan. 14, 2022	Feb. 26, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2024	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2024	Oct. 31, 2023	Aug. 18, 2023	Aug. 17, 2022	Jul. 14, 2022
Class of Stock [Line Items]
Sale of common stock, net	$ 2,500,000							$ 895,000						$ 5,005,000	$ 15,278,000
Common stock, shares authorized (in shares)							100,000,000		100,000,000	100,000,000	100,000,000	100,000,000		100,000,000	100,000,000	100,000,000	100,000,000
Proceeds from sale of common stock, net								$ 895,000						$ 5,527,000	$ 15,832,000
Remained authorized amount for repurchase							$ 0					$ 0					$ 0
Common Stock [Member]
Class of Stock [Line Items]
Issue and sale of share								168,164						2,230,493	1,206,090
Sale of common stock, net														$ 3,000	$ 1,000
Number of stock repurchased							179,866							78,559
Treasury stock							$ 400,000		$ 126,000			$ 400,000		$ 126,000		$ 126,000	$ 400,000
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of stock repurchased						168,015
Treasury stock						$ 340,000
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Authorized amount of repurchase of stock																		$ 500,000
2022 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				57,500,000
2022 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Maximum value of shares to be issued under agreement			$ 50,000,000
Issue and sale of share							0		150,000	266,666		150,000		410,500
Period exercisable from the date of issuance							36 months							36 months
Number of maximum common shares can be resale																				633,333
Initial commitment shares			32,846																		32,846
Initial commitment fee paid in cash			$ 125,000
Aggregate gross proceeds from sales of common stock			$ 25,000,000
Proceeds from sale of common stock, net										$ 3,200,000				$ 1,000,000
2022 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage issuance of common stock				19.99%
2022 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of maximum common shares can be resale																			1,500,000
Number of shares reserved for issuance and sale																				600,486
2020 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Maximum value of shares to be issued under agreement													$ 25,000,000
Issue and sale of share																527,166	527,166
Sale of common stock, net															377,666
Period exercisable from the date of issuance													36 months
Proceeds from sale of common stock, net															$ 7,000,000
Remaining common stock issued and sold (in shares)										0	0				0
September 2022 Distribution Agreement [Member] | Canaccord Genuity LLC [Member] | At The Market Offering Program [Member]
Class of Stock [Line Items]
Reimburse of fee and disbursements expenses		$ 50,000
September 2022 Distribution Agreement [Member] | Canaccord Genuity LLC [Member] | Common Stock [Member] | At The Market Offering Program [Member]
Class of Stock [Line Items]
Issue and sale of share											68,758			1,819,993
Proceeds from sale of common stock, net											$ 600,000			$ 4,300,000
September 2022 Distribution Agreement [Member] | Canaccord Genuity LLC [Member] | Common Stock [Member] | Maximum [Member] | At The Market Offering Program [Member]
Class of Stock [Line Items]
Proceeds from sale of common stock, net		$ 5,000,000
Percentage of commission on gross proceeds from sale of common stock		3.00%
January 2022 Distribution Agreement [Member] | Canaccord Genuity LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issue and sale of share														460,151	460,151
Proceeds from sale of common stock, net														$ 4,800,000	$ 4,800,000
January 2022 Distribution Agreement [Member] | Canaccord Genuity LLC [Member] | Common Stock [Member] | At The Market Offering Program [Member]
Class of Stock [Line Items]
Remaining availability under financing facility					$ 0
January 2022 Distribution Agreement [Member] | Canaccord Genuity LLC [Member] | Common Stock [Member] | Maximum [Member] | At The Market Offering Program [Member]
Class of Stock [Line Items]
Proceeds from sale of common stock, net					$ 5,000,000